Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2024
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

Note 5 - ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2024	2023
Advances to suppliers	1,639,727	3,512,292
Provision for impairment	(1,539,867)	(3,508,411)
	$99,861	$3,881

For the year ended December 31, 2024, 2023 and 2022, the Company recorded provision of $1,539,867, 3,508,411 and nil for the advances to suppliers.